Capital lease obligations (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	$ 33,886
2020	23,843
2021	15,115
2022	11,621
2023	6,308
Subtotal:	90,773
Less: amount representing interest (at rates ranging from 2.48% to 7.51%)	(4,205)
Carrying amount of minimum lease payments	86,568
Less: current portion	(32,250)	$ (29,136)
Long term portion	$ 54,318	$ 37,833
Minimum
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Capital lease interest rate	2.48%
Maximum
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Capital lease interest rate	7.51%